Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Assets	kr 21,372	kr 31,705
Liabilities	10,147	10,095
Interest income	58	84
Interest expense	4	(10)
Swedish government
Transactions with related parties
Assets	10,459	24,432
Liabilities	10,147	10,095
Interest income	(7)	(21)
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	10,913	7,273
Interest income	65	105
Interest expense	4	(10)
Borrowing from the public
Transactions with related parties
Liabilities	10,000	10,000
Interest expense	4
Borrowing from the public | Swedish government
Transactions with related parties
Liabilities	10,000	10,000
Borrowing from the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest expense	4
Other liabilities
Transactions with related parties
Liabilities	147	95
Interest expense		(10)
Other liabilities | Swedish government
Transactions with related parties
Liabilities	147	95
Other liabilities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest expense		(10)
Cash
Transactions with related parties
Assets	2,000	2,500
Cash | Swedish government
Transactions with related parties
Assets	2,000	2,500
Treasuries/government bonds
Transactions with related parties
Assets	1,250	9,573
Interest income	(7)	(21)
Treasuries/government bonds | Swedish government
Transactions with related parties
Assets	1,250	9,573
Interest income	(7)	(21)
Treasuries/government bonds | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest income		0
Other interest-bearing securities except loans
Transactions with related parties
Assets	5,175	1,000
Interest income	0	2
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	5,175	1,000
Interest income	0	2
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	2,600	2,600
Interest income	33	31
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,600	2,600
Interest income	33	31
Loans to credit institutions
Transactions with related parties
Assets	1,719	2,108
Interest income	23	45
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	1,719	2,108
Interest income	23	45
Loans to the public
Transactions with related parties
Assets	1,419	1,565
Interest income	9	27
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	1,419	1,565
Interest income	9	27
Settlement claim against the State
Transactions with related parties
Assets	7,209	12,359
Settlement claim against the State | Swedish government
Transactions with related parties
Assets	kr 7,209	kr 12,359